Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies (Textual)
Deferred revenue	$ 0	$ 0		$ 15,042
Disputed liabilities	31,858
Compensation expenses	29,103
Cash and cash equivalents	419,214	69	$ 23,549	25,284	$ 210
Inventories	162,326
Federal Deposit Insurance Corporation (FDIC), amount	$ 250,000
Property and equipment, estimated useful lives or term of lease	The estimated useful lives are as follows: vehicles, five years; office furniture and equipment, three to fifteen years; equipment, three years.
Accounts receivable	$ 164,237	6,589		983
Goodwill	950,000
Bad debts	$ 3,820
Allowance for doubtful accounts